Schedule of loans receivable and related allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Receivables [Abstract]
Loans		¥ 7,016,524	¥ 4,384,088
Credit loss allowance for loans receivable		(544,905)	(226,467)	¥ (214,550)	¥ (294,355)
Loans receivable, net	$ 925,429	¥ 6,471,619	¥ 4,157,621